Income taxes - Loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income taxes
Loss before income taxes	$ (61,360)	₨ (3,995,089)	₨ (5,895,976)	₨ (1,236,787)
Domestic
Income taxes
Loss before income taxes		(1,481,129)	(4,711,481)	(100,699)
Foreign operations
Income taxes
Loss before income taxes		₨ (2,513,960)	₨ (1,184,495)	₨ (1,136,088)